Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 7,319,605
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,069,761
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,010,772
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,239,072
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	382,641	$ 371,296
Fair value of the hedging derivatives, Assets	2,386	1,903
Fair value of the hedging derivatives, liabilities	3,709	5,002
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	618	(5,304)
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	145,770	135,544
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	172,030	200,732
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	64,841	35,020
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	69,845	47,600
Fair value of the hedging derivatives, Assets	887	474
Fair value of the hedging derivatives, liabilities	972	1,066
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(328)	(1,837)
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	30,110	16,527
Fair value of the hedging derivatives, Assets	884	467
Fair value of the hedging derivatives, liabilities	796	1,008
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	609	(618)
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	38,508	29,660
Fair value of the hedging derivatives, liabilities	76	20
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(649)	(964)
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,227	1,413
Fair value of the hedging derivatives, Assets	3	7
Fair value of the hedging derivatives, liabilities	100	38
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(288)	(255)
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,894	11,709
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,853	5,331
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,542	6,235
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	499	143
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	47,760	35,755
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,257	11,196
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,775	23,289
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	728	1,270
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	191	136
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	191	136
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	34,419	25,025
Fair value of the hedging derivatives, Assets	86	5
Fair value of the hedging derivatives, liabilities	133	3
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(838)	(2,421)
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,603	232
Fair value of the hedging derivatives, Assets	86	5
Fair value of the hedging derivatives, liabilities	133	3
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(63)	(22)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	31,816	24,793
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(775)	(2,399)
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	34,419	25,025
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,603	232
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	31,816	24,793
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	278,377	298,671
Fair value of the hedging derivatives, Assets	1,413	1,424
Fair value of the hedging derivatives, liabilities	2,604	3,933
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,784	(1,046)
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	43,676	50,555
Fair value of the hedging derivatives, Assets	1,340	1,335
Fair value of the hedging derivatives, liabilities	1,440	3,084
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(73)	(130)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	209,012	226,764
Fair value of the hedging derivatives, Assets	73	89
Fair value of the hedging derivatives, liabilities	1,125	817
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,531	400
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,689	21,352
Fair value of the hedging derivatives, liabilities	39	32
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	326	(1,316)
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	89,457	98,810
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,413	21,330
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	60,917	68,457
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,127	9,023
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	124,270	164,977
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,510	23,515
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	93,141	131,337
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	9,619	10,125
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	64,650	34,884
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,753	5,710
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	54,954	26,970
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 2,943	$ 2,204